Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Inventories
Finished goods	€ 999,632	€ 940,407
Health care supplies	398,200	399,585
Raw materials and purchased components	235,148	227,654
Work in process	110,119	95,632
Inventories	€ 1,743,099	€ 1,663,278